UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2017

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
1/31/17 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value

Aerospace and defense (0.2%)

Kratos Defense & Security Solutions, Inc.(NON)	102,977	$848,530

		848,530
Airlines (1.7%)

Alaska Air Group, Inc.	19,100	1,791,962

Hawaiian Holdings, Inc.(NON)	27,000	1,375,650

JetBlue Airways Corp.(NON)	48,900	958,929

Spirit Airlines, Inc.(NON)	30,100	1,626,604

		5,753,145
Auto components (1.0%)

Cooper-Standard Holding, Inc.(NON)	14,081	1,482,448

Goodyear Tire & Rubber Co. (The)	21,339	691,170

Stoneridge, Inc.(NON)	80,219	1,316,394

		3,490,012
Banks (10.8%)

Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	23,432	637,350

Cardinal Financial Corp.	35,970	1,128,019

Chemical Financial Corp.	25,098	1,240,594

Customers Bancorp, Inc.(NON)	46,018	1,585,780

East West Bancorp, Inc.	71,064	3,655,532

FCB Financial Holdings, Inc. Class A(NON)	42,638	2,001,854

First BanCorp. (Puerto Rico)(NON)	292,914	1,968,382

First Community Bancshares, Inc.	33,270	968,157

Flushing Financial Corp.	38,668	1,051,770

Franklin Financial Network, Inc.(NON)	36,736	1,416,173

Great Southern Bancorp, Inc.	28,558	1,429,328

Hanmi Financial Corp.	66,273	2,196,950

Hope Bancorp, Inc	92,135	1,926,543

Horizon Bancorp	33,644	862,296

MainSource Financial Group, Inc.	40,710	1,337,731

OFG Bancorp (Puerto Rico)	31,353	415,427

Pacific Premier Bancorp, Inc.(NON)	34,715	1,366,035

Peoples Bancorp, Inc.	30,037	932,649

Popular, Inc. (Puerto Rico)	58,777	2,611,462

TCF Financial Corp.	86,490	1,500,602

United Community Banks, Inc./GA	42,735	1,202,136

Webster Financial Corp.	33,900	1,780,428

Western Alliance Bancorp(NON)	31,152	1,538,286

Zions Bancorporation	52,645	2,221,093

		36,974,577
Biotechnology (4.6%)

Acceleron Pharma, Inc.(NON)	7,400	179,672

Alder Biopharmaceuticals, Inc.(NON)(S)	27,700	569,235

Alkermes PLC(NON)	15,400	833,294

Ardelyx, Inc.(NON)	42,497	509,964

Array BioPharma, Inc.(NON)(S)	80,300	872,861

Axovant Sciences, Ltd. (Bermuda)(NON)(S)	19,800	242,550

Biospecifics Technologies Corp.(NON)	15,902	815,614

Clovis Oncology, Inc.(NON)(S)	17,700	1,146,960

CytomX Therapeutics, Inc.(NON)	38,800	450,856

Eagle Pharmaceuticals, Inc.(NON)(S)	18,127	1,254,570

Emergent BioSolutions, Inc.(NON)	44,066	1,333,878

Exelixis, Inc.(NON)	38,300	693,996

FivePrime Therapeutics, Inc.(NON)	15,230	697,686

Halozyme Therapeutics, Inc.(NON)(S)	34,829	402,275

Kite Pharma, Inc.(NON)(S)	9,200	468,924

Lexicon Pharmaceuticals, Inc.(NON)(S)	18,500	265,105

Ligand Pharmaceuticals, Inc.(NON)(S)	7,910	838,539

MiMedx Group, Inc.(NON)(S)	83,155	671,892

Neurocrine Biosciences, Inc.(NON)	12,547	538,392

Prothena Corp. PLC (Ireland)(NON)(S)	14,503	710,067

Puma Biotechnology, Inc.(NON)	6,700	217,080

Sorrento Therapeutics, Inc.(NON)(S)	36,600	197,640

TESARO, Inc.(NON)(S)	3,871	630,354

Trevena, Inc.(NON)	40,700	284,086

Ultragenyx Pharmaceutical, Inc.(NON)(S)	9,400	705,094

uniQure NV (Netherlands)(NON)(S)	17,576	97,020

		15,627,604
Building products (2.1%)

Continental Building Products, Inc.(NON)	51,686	1,201,700

NCI Building Systems, Inc.(NON)	55,096	881,536

Patrick Industries, Inc.(NON)	29,606	2,420,291

PGT Innovations, Inc.(NON)	240,194	2,762,231

		7,265,758
Capital markets (1.3%)

AllianceBernstein Holding LP	34,922	815,429

E*Trade Financial Corp.(NON)	41,403	1,550,542

Piper Jaffray Cos.(NON)(S)	27,865	1,964,483

		4,330,454
Chemicals (3.7%)

American Vanguard Corp.	63,158	1,086,318

Cabot Corp.	24,688	1,366,975

Chase Corp.	15,426	1,357,488

Innophos Holdings, Inc.	4,326	210,417

Koppers Holdings, Inc.(NON)	41,186	1,665,974

Kraton Corp.(NON)	31,724	852,107

Minerals Technologies, Inc.	14,660	1,174,999

Orion Engineered Carbons SA (Luxembourg)	93,044	1,921,359

Trinseo SA	24,154	1,563,972

W.R. Grace & Co.	21,300	1,476,942

		12,676,551
Commercial services and supplies (2.0%)

ACCO Brands Corp.(NON)	139,421	1,777,618

CECO Environmental Corp.	53,000	695,360

Deluxe Corp.	18,681	1,360,911

Ennis, Inc.	51,972	878,327

Tetra Tech, Inc.	48,695	2,127,972

		6,840,188
Communications equipment (2.2%)

Applied Optoelectronics, Inc.(NON)(S)	29,353	902,898

Arista Networks, Inc.(NON)(S)	7,800	733,200

Ciena Corp.(NON)	35,488	863,778

InterDigital, Inc./PA	24,108	2,251,687

Netscout Systems, Inc.(NON)	44,400	1,478,520

Plantronics, Inc.	9,061	512,671

ShoreTel, Inc.(NON)	102,302	710,999

		7,453,753
Construction and engineering (4.1%)

AECOM(NON)	48,100	1,776,333

Argan, Inc.	27,479	2,026,576

Dycom Industries, Inc.(NON)(S)	22,818	1,840,500

Granite Construction, Inc.	18,400	1,032,792

MasTec, Inc.(NON)	70,460	2,624,635

Primoris Services Corp.	28,400	704,888

Quanta Services, Inc.(NON)	61,130	2,193,956

Tutor Perini Corp.(NON)	61,400	1,829,720

		14,029,400
Construction materials (1.1%)

Summit Materials, Inc. Class A(NON)	109,695	2,753,345

U.S. Concrete, Inc.(NON)(S)	17,000	1,113,500

		3,866,845
Consumer finance (1.9%)

Encore Capital Group, Inc.(NON)(S)	28,536	883,189

Nelnet, Inc. Class A	40,403	1,980,959

OneMain Holdings, Inc.(NON)	32,016	716,518

SLM Corp.(NON)	240,500	2,857,140

		6,437,806
Containers and packaging (0.4%)

Owens-Illinois, Inc.(NON)	63,734	1,204,573

		1,204,573
Diversified consumer services (0.3%)

K12, Inc.(NON)	52,000	1,036,360

		1,036,360
Diversified telecommunication services (0.7%)

Cogent Communications Holdings, Inc.	24,308	1,016,074

IDT Corp. Class B	32,304	620,237

Vonage Holdings Corp.(NON)	111,000	786,990

		2,423,301
Electrical equipment (0.9%)

AZZ, Inc.	14,947	890,094

EnerSys	10,804	842,172

Sensata Technologies Holding NV(NON)	35,964	1,508,690

		3,240,956
Electronic equipment, instruments, and components (1.3%)

Belden, Inc.	8,300	634,701

Littelfuse, Inc.	7,430	1,171,785

Plexus Corp.(NON)	24,398	1,324,811

SYNNEX Corp.	10,124	1,216,702

		4,347,999
Energy equipment and services (0.4%)

Oil States International, Inc.(NON)	34,039	1,344,541

		1,344,541
Equity real estate investment trusts (REITs) (5.7%)

Agree Realty Corp.	18,306	858,551

Ashford Hospitality Trust, Inc.	92,178	700,553

Brandywine Realty Trust	50,527	813,485

CBL & Associates Properties, Inc.	49,493	536,999

Chesapeake Lodging Trust	37,529	960,742

Colony NorthStar, Inc. Class A	73,839	1,027,839

Communications Sales & Leasing, Inc.	64,117	1,684,995

Community Healthcare Trust, Inc.	36,719	792,029

DiamondRock Hospitality Co.	92,800	1,045,856

Hersha Hospitality Trust	21,166	423,108

Investors Real Estate Trust	69,203	445,667

LaSalle Hotel Properties	23,400	705,978

Lexington Realty Trust	126,792	1,359,210

LTC Properties, Inc.	12,532	584,868

National Health Investors, Inc.	18,137	1,341,957

Omega Healthcare Investors, Inc.	32,317	1,036,406

One Liberty Properties, Inc.	26,229	607,464

Ramco-Gershenson Properties Trust	35,664	579,897

Ryman Hospitality Properties	11,100	679,098

Select Income REIT	28,347	708,958

STAG Industrial, Inc.	39,064	903,941

Summit Hotel Properties, Inc.	95,313	1,508,805

Universal Health Realty Income Trust	5,389	334,765

		19,641,171
Food and staples retail (0.4%)

SpartanNash Co.	39,151	1,482,257

		1,482,257
Food products (1.3%)

Dean Foods Co.	61,423	1,219,861

John B. Sanfilippo & Son, Inc.	10,222	672,505

Nomad Foods, Ltd. (United Kingdom)(NON)	92,600	951,002

Sanderson Farms, Inc.	18,130	1,649,830

		4,493,198
Gas utilities (0.5%)

UGI Corp.	33,791	1,566,889

		1,566,889
Health-care equipment and supplies (2.8%)

Conmed Corp.	10,700	477,113

DexCom, Inc.(NON)(S)	6,777	536,400

Globus Medical, Inc. Class A(NON)	31,124	820,429

Halyard Health, Inc.(NON)	18,999	730,892

ICU Medical, Inc.(NON)	15,346	2,103,937

Integer Holdings Corp.(NON)	34,811	1,127,876

Spectranetics Corp. (The)(NON)	31,947	825,830

STERIS PLC (United Kingdom)	19,865	1,407,038

Zeltiq Aesthetics, Inc.(NON)(S)	37,895	1,680,264

		9,709,779
Health-care providers and services (1.0%)

Aceto Corp.	29,686	566,706

Envision Healthcare Corp.(NON)	5,295	360,060

HealthSouth Corp.	14,253	553,301

Landauer, Inc.	16,756	860,421

Molina Healthcare, Inc.(NON)(S)	11,271	639,291

PharMerica Corp.(NON)	12,931	320,689

		3,300,468
Health-care technology (1.1%)

Evolent Health, Inc. Class A(NON)(S)	123,500	2,247,700

Veeva Systems, Inc. Class A(NON)	39,403	1,667,929

		3,915,629
Hotels, restaurants, and leisure (2.1%)

Cheesecake Factory, Inc. (The)(S)	37,738	2,274,092

Marriott Vacations Worldwide Corp.(S)	16,907	1,462,117

Penn National Gaming, Inc.(NON)	91,405	1,259,561

Wyndham Worldwide Corp.	27,300	2,158,338

		7,154,108
Household durables (1.2%)

CalAtlantic Group, Inc.(S)	28,300	986,821

Century Communities, Inc.(NON)	32,300	734,825

Ethan Allen Interiors, Inc.	17,787	517,602

LGI Homes, Inc.(NON)(S)	63,887	1,984,330

		4,223,578
Independent power and renewable electricity producers (0.2%)

Dynegy, Inc.(NON)	60,147	574,404

		574,404
Insurance (2.0%)

American Equity Investment Life Holding Co.	108,816	2,568,058

Amtrust Financial Services, Inc.	32,428	855,775

CNO Financial Group, Inc.	35,500	671,305

Employers Holdings, Inc.	52,645	1,918,910

Heritage Insurance Holdings, Inc.	50,913	721,946

		6,735,994
Internet and direct marketing retail (0.4%)

FTD Cos., Inc.(NON)	35,404	813,584

Groupon, Inc.(NON)(S)	160,700	554,415

		1,367,999
Internet software and services (4.1%)

2U, Inc.(NON)(S)	40,900	1,392,236

Blucora, Inc.(NON)	83,882	1,266,618

Box, Inc. Class A(NON)(S)	65,000	1,109,550

Carbonite, Inc.(NON)	74,800	1,290,300

IAC/InterActive Corp.(NON)	32,525	2,238,045

Instructure, Inc.(NON)(S)	66,834	1,456,981

j2 Global, Inc.	21,997	1,843,569

New Relic, Inc.(NON)(S)	18,900	684,180

Shopify, Inc. Class A (Canada)(NON)(S)	23,603	1,199,504

Stamps.com, Inc.(NON)(S)	7,910	961,461

XO Group, Inc.(NON)	25,400	478,282

		13,920,726
IT Services (1.7%)

CACI International, Inc. Class A(NON)	16,947	2,081,092

Convergys Corp.	42,400	1,052,368

CSG Systems International, Inc.	36,640	1,773,376

Perficient, Inc.(NON)	58,333	1,034,244

		5,941,080
Leisure products (0.9%)

Brunswick Corp.	35,100	2,101,086

MCBC Holdings, Inc.	35,053	488,989

Vista Outdoor, Inc.(NON)	14,757	425,149

		3,015,224
Life sciences tools and services (1.3%)

Albany Molecular Research, Inc.(NON)(S)	79,953	1,471,135

Cambrex Corp.(NON)	18,410	965,605

INC Research Holdings, Inc. Class A(NON)	18,024	955,272

VWR Corp.(NON)	40,306	1,044,328

		4,436,340
Machinery (3.9%)

Columbus McKinnon Corp./NY	53,700	1,476,213

Douglas Dynamics, Inc.	24,881	840,978

Greenbrier Cos., Inc. (The)(S)	63,986	2,799,388

Hillenbrand, Inc.	37,000	1,352,350

NN, Inc.	63,924	1,236,929

Standex International Corp.	11,959	1,042,825

Terex Corp.	33,076	1,051,817

Wabash National Corp.(S)	48,768	860,755

Wabtec Corp.	31,141	2,698,056

		13,359,311
Marine (0.1%)

Matson, Inc.	13,794	491,894

		491,894
Media (0.6%)

Liberty Media Corp.-Liberty SiriusXM Class C(NON)	27,300	979,797

Regal Entertainment Group Class A(S)	52,279	1,184,642

		2,164,439
Metals and mining (1.1%)

AK Steel Holding Corp.(NON)	73,200	591,456

Reliance Steel & Aluminum Co.	30,800	2,453,220

United States Steel Corp.	20,200	660,742

		3,705,418
Mortgage real estate investment trusts (REITs) (1.3%)

Apollo Commercial Real Estate Finance, Inc.	52,165	908,193

ARMOUR Residential REIT, Inc.(S)	9,318	195,864

Chimera Investment Corp.	76,876	1,355,324

CYS Investments, Inc.	52,173	394,950

MFA Financial, Inc.	44,936	354,545

New Residential Investment Corp.	90,500	1,371,075

		4,579,951
Multi-utilities (0.4%)

Vectren Corp.	26,806	1,471,381

		1,471,381
Oil, gas, and consumable fuels (2.6%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)	162,239	1,792,741

Callon Petroleum Co.(NON)	91,228	1,393,964

Diamondback Energy, Inc.(NON)	8,683	913,191

Gulfport Energy Corp.(NON)	33,473	699,586

Northern Oil and Gas, Inc.(NON)(S)	138,548	498,773

Ring Energy, Inc.(NON)	130,200	1,718,640

Synergy Resources Corp.(NON)(S)	232,000	1,997,520

		9,014,415
Paper and forest products (0.9%)

Domtar Corp.	33,649	1,470,125

KapStone Paper and Packaging Corp.	66,567	1,596,277

		3,066,402
Pharmaceuticals (2.3%)

ANI Pharmaceuticals, Inc.(NON)(S)	12,242	740,029

Aralez Pharmaceuticals, Inc. (Canada)(NON)(S)	115,640	486,844

Cardiome Pharma Corp. (Canada)(NON)(S)	45,461	134,110

Depomed, Inc.(NON)(S)	22,132	400,368

Horizon Pharma PLC(NON)	71,161	1,164,906

Impax Laboratories, Inc.(NON)	18,871	248,154

Jazz Pharmaceuticals PLC(NON)	7,624	929,518

Lannett Co., Inc.(NON)(S)	24,109	485,796

Medicines Co. (The)(NON)(S)	24,384	879,043

Pacira Pharmaceuticals, Inc.(NON)(S)	15,649	601,704

Prestige Brands Holdings, Inc.(NON)	10,707	564,901

Sucampo Pharmaceuticals, Inc. Class A(NON)(S)	54,352	606,025

TherapeuticsMD, Inc.(NON)(S)	43,000	249,830

Zynerba Pharmaceuticals, Inc.(NON)(S)	26,700	460,308

		7,951,536
Professional services (1.7%)

ICF International, Inc.(NON)	55,844	2,903,888

Navigant Consulting, Inc.(NON)	112,339	2,774,773

		5,678,661
Real estate management and development (0.5%)

RE/MAX Holdings, Inc. Class A	31,188	1,748,087

		1,748,087
Semiconductors and semiconductor equipment (7.0%)

Advanced Energy Industries, Inc.(NON)	40,432	2,379,019

Ambarella, Inc.(NON)(S)	10,217	506,865

CEVA, Inc.(NON)	65,187	2,304,360

Cirrus Logic, Inc.(NON)	15,495	934,658

FormFactor, Inc.(NON)	162,862	2,027,632

Inphi Corp.(NON)	15,700	719,374

Integrated Device Technology, Inc.(NON)	38,588	972,032

MaxLinear, Inc. Class A(NON)	69,100	1,767,578

MKS Instruments, Inc.	39,080	2,575,372

Monolithic Power Systems, Inc.	10,124	883,218

ON Semiconductor Corp.(NON)	84,948	1,131,507

Power Integrations, Inc.	15,912	1,129,752

Semtech Corp.(NON)	10,387	342,252

Silicon Laboratories, Inc.(NON)	10,124	660,085

Synaptics, Inc.(NON)	9,600	541,248

Teradyne, Inc.	39,900	1,132,362

Tessera Holding Corp.	32,207	1,455,756

Tower Semiconductor, Ltd. (Israel)(NON)(S)	118,358	2,510,373

		23,973,443
Software (2.2%)

Fortinet, Inc.(NON)	27,600	917,976

Gigamon, Inc.(NON)	14,956	495,791

Proofpoint, Inc.(NON)(S)	14,784	1,185,085

PROS Holdings, Inc.(NON)	42,196	944,346

QAD, Inc. Class A	31,100	898,790

ServiceNow, Inc.(NON)	12,800	1,159,936

Take-Two Interactive Software, Inc.(NON)	9,800	525,770

Tyler Technologies, Inc.(NON)	5,628	821,801

Zendesk, Inc.(NON)(S)	21,607	517,056

		7,466,551
Specialty retail (0.5%)

American Eagle Outfitters, Inc.(S)	71,840	1,085,502

Chico's FAS, Inc.	54,264	732,021

		1,817,523
Technology hardware, storage, and peripherals (1.4%)

Cray, Inc.(NON)	33,500	574,525

NCR Corp.(NON)	58,333	2,509,486

Pure Storage, Inc. Class A(NON)(S)	42,900	487,773

Super Micro Computer, Inc.(NON)	46,600	1,232,570

		4,804,354
Textiles, apparel, and luxury goods (1.2%)

Hanesbrands, Inc.	42,900	1,017,159

Oxford Industries, Inc.	10,124	557,022

Perry Ellis International, Inc.(NON)	44,300	1,045,037

Steven Madden, Ltd.(NON)	18,227	641,590

Wolverine World Wide, Inc.	29,317	688,656

		3,949,464
Thrifts and mortgage finance (2.1%)

BofI Holding, Inc.(NON)(S)	42,907	1,265,757

Federal Agricultural Mortgage Corp. Class C	30,096	1,675,143

HomeStreet, Inc.(NON)	44,600	1,168,520

Meta Financial Group, Inc.	23,335	2,049,980

Radian Group, Inc.	57,953	1,066,335

		7,225,735
Tobacco (0.4%)

Vector Group, Ltd.(S)	54,662	1,205,844

		1,205,844
Trading companies and distributors (0.2%)

Beacon Roofing Supply, Inc.(NON)	15,001	656,587

		656,587

Total common stocks (cost $275,550,857)		$335,002,193

INVESTMENT COMPANIES (2.0%)(a)
	Shares	Value

Fifth Street Finance Corp.	422,482	$2,298,302

Hercules Capital, Inc.(S)	69,326	979,576

Medley Capital Corp.	92,341	688,864

PennantPark Investment Corp.	206,200	1,626,918

Solar Capital, Ltd.	60,032	1,273,879

Total investment companies (cost $6,625,038)		$6,867,539

SHORT-TERM INVESTMENTS (14.5%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.94%(AFF)	47,925,343	$47,925,343

Putnam Short Term Investment Fund 0.74%(AFF)	1,600,105	1,600,105

Total short-term investments (cost $49,525,448)		$49,525,448

TOTAL INVESTMENTS

Total investments (cost $331,701,343)(b)		$391,395,180

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2016 through January 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $342,572,426.
(b)	The aggregate identified cost on a tax basis is $331,519,357, resulting in gross unrealized appreciation and depreciation of $67,471,284 and $7,595,461, respectively, or net unrealized appreciation of $59,875,823.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$37,957,884	$163,929,163	$153,961,704	$247,642	$47,925,343
	Putnam Short Term Investment Fund**	6,341,414	94,494,159	99,235,468	10,049	1,600,105
	Totals	$44,299,298	$258,423,322	$253,197,172	$257,691	$49,525,448
*	No management fees are charged to Putnam Cash Collateral Pool, LLC.
#	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $47,925,343, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $47,469,523.
**	Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$28,218,707	$—	$—
Consumer staples	7,181,299	—	—
Energy	10,358,956	—	—
Financials	66,284,517	—	—
Health care	44,941,356	—	—
Industrials	58,164,430	—	—
Information technology	67,907,906	—	—
Materials	24,519,789	—	—
Real Estate	21,389,258	—	—
Telecommunication services	2,423,301	—	—
Utilities	3,612,674	—	—
Total common stocks	335,002,193	—	—
Investment companies	6,867,539	—	—
Short-term investments	1,600,105	47,925,343	—

Totals by level	$343,469,837	$47,925,343	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 31, 2017